Paycheck Protection Program	9 Months Ended
Sep. 30, 2020
Paycheck Protection Program [Abstract]
Paycheck Protection Program

7.    Paycheck Protection Program

On April 24, 2020, we received loan proceeds of $334,500 (the “PPP Loan”) under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), provides for loans to qualifying companies in amounts up to 2.5 times their average monthly payroll expenses.  The PPP Loan is evidenced by a promissory note, dated as of April 24, 2020 (the “Note”), between us and HomeStreet Bank (the “Lender”). The Note has a two-year term and bears interest at the rate of 1.0% per annum.  No payments of principal or interest are due during the 10-month period beginning on the date of the Note (the “Deferral Period”).

Under the terms of the CARES Act, the principal and accrued interest under the Note is forgivable after 24 weeks if we use the PPP Loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and otherwise comply with PPP requirements. We must repay any unforgiven principal amount of the Note, with interest, on a monthly basis following the Deferral Period.  We intend to use the proceeds of the PPP Loan for eligible purposes and to pursue forgiveness, although actions taken by us in connection with our previously disclosed restructuring or otherwise could cause some or all of the PPP Loan to be ineligible for forgiveness.  To the extent not forgiven, we will begin to pay principal and interest payments of approximately $19,000 every month following the Deferral Period. The PPP Loan will be derecognized upon confirmation of forgiveness, or upon repayment of the PPP Loan in accordance with its terms.

In addition to the PPP Loan previously discussed, the CARES Act, among other things, includes provisions related to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. We continue to examine the impacts and benefits that the CARES Act may have on our business.